Translation differences (Tables)	12 Months Ended
Dec. 31, 2018
Translation differences
Schedule of translation differences

	2018	2017	2016
	(Euro, in thousands)
On January 1	€(1,754)	€(1,090)	€(467)
Translation differences, arisen from translating foreign activities	197	(664)	(623)
Translation differences on December 31,	€(1,557)	€(1,754)	€(1,090)